Share-Based Compensation - Schedule of Share Options Outstanding (Details)	12 Months Ended
Dec. 31, 2025 shares
Schedule of Share Options Outstanding [Line Items]
Options Outstanding, Number Outstanding	8,199,519
Options Outstanding, Weighted Average Remaining Contractual Life	6 months 7 days
Options Exercisable, Number Outstanding	8,049,519
Options Exercisable, Weighted Average Remaining Contractual Life	6 months 3 days
Exercise Price 0.00 [Member]
Schedule of Share Options Outstanding [Line Items]
Options Outstanding, Number Outstanding	33,000
Options Outstanding, Weighted Average Remaining Contractual Life	6 months
Options Exercisable, Number Outstanding	33,000
Options Exercisable, Weighted Average Remaining Contractual Life	6 months
Exercise Price 0.06 [Member]
Schedule of Share Options Outstanding [Line Items]
Options Outstanding, Number Outstanding	442,521
Options Outstanding, Weighted Average Remaining Contractual Life	4 months 9 days
Options Exercisable, Number Outstanding	442,521
Options Exercisable, Weighted Average Remaining Contractual Life	4 months 9 days
Exercise Price 6.74 [Member]
Schedule of Share Options Outstanding [Line Items]
Options Outstanding, Number Outstanding	500,000
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 2 months 19 days
Options Exercisable, Number Outstanding	350,000
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 2 months 19 days
Exercise Price 7.78 [Member]
Schedule of Share Options Outstanding [Line Items]
Options Outstanding, Number Outstanding	466,000
Options Outstanding, Weighted Average Remaining Contractual Life	6 months
Options Exercisable, Number Outstanding	466,000
Options Exercisable, Weighted Average Remaining Contractual Life	6 months
Exercise Price 14.32 [Member]
Schedule of Share Options Outstanding [Line Items]
Options Outstanding, Number Outstanding	178,900
Options Outstanding, Weighted Average Remaining Contractual Life	6 months
Options Exercisable, Number Outstanding	178,900
Options Exercisable, Weighted Average Remaining Contractual Life	6 months
Exercise Price 14.72 [Member]
Schedule of Share Options Outstanding [Line Items]
Options Outstanding, Number Outstanding	2,433,000
Options Outstanding, Weighted Average Remaining Contractual Life	6 months
Options Exercisable, Number Outstanding	2,433,000
Options Exercisable, Weighted Average Remaining Contractual Life	6 months
Exercise Price 24.06 [Member]
Schedule of Share Options Outstanding [Line Items]
Options Outstanding, Number Outstanding	599,700
Options Outstanding, Weighted Average Remaining Contractual Life	6 months
Options Exercisable, Number Outstanding	599,700
Options Exercisable, Weighted Average Remaining Contractual Life	6 months
Exercise Price 24.11 [Member]
Schedule of Share Options Outstanding [Line Items]
Options Outstanding, Number Outstanding	3,546,398
Options Outstanding, Weighted Average Remaining Contractual Life	5 months 19 days
Options Exercisable, Number Outstanding	3,546,398
Options Exercisable, Weighted Average Remaining Contractual Life	5 months 19 days